Victory Funds

Victory RS Small Cap Growth Fund

Supplement dated August 31, 2017

to the Prospectus dated July 11, 2017 (“Prospectus”)

Effective September 11, 2017, the Victory RS Small Cap Growth Fund (“Fund”) will reopen to all investors.  As of that date: (1) the first sentence under “Purchase and Sale of Fund Shares” on page 6 of the Prospectus is hereby deleted, and (2) the section “Closed to New Investors” on page 21 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.